Commitments and Contingencies (Detail Textuals) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended
	Mar. 01, 2013	Dec. 31, 2012	Mar. 01, 2013 Letter of credit	Jun. 30, 2014 Letter of credit	Dec. 31, 2013 Letter of credit	Dec. 31, 2012 Letter of credit
Commitments And Contingencies [Line Items]
Maximum liability under standby letter of credit				$ 1.2
Drawn by landlord from letter of credit				0.38	0.38	0.31
Rent expenses		1.1
Common shares committed to be issued	1.5		1.5
Increase/decrease in restructuring liability obligation		$ 0.38